Leases	12 Months Ended
Mar. 31, 2024
Presentation of leases for lessee [abstract]
Leases
36)
LEASES

Leases as lessee

The Group leases properties for offices. The lease typically runs for a period of 1-12 years. Some leases also include common area maintenance charges along with monthly rentals.

Information about leases for which the Group is a lessee is presented below:

i) Right-of-use assets

The Group presents right-of-use assets that do not meet the definition of investment property as 'property, plant and equipment' with the same line item as it presents underlying assets of the same nature that it owns (refer note 18).

	As at March 31
	2023	2024
Opening balance	11,618	13,931
Additions to right-of-use assets	7,530	3,792
Acquired through business combination (refer note 7(b), 7 (c) and 7 (d))	202	109
Derecognition of right-of-use assets	(1,245)	(22)
Depreciation charged during the year	(3,220)	(3,767)
Effect of movements in foreign exchange rates	(954)	(198)
Closing Balance	13,931	13,845

ii) Amounts recognised in statement of profit or loss

	For the year ended March 31
	2022	2023	2024
Interest on lease liabilities (refer note 16)	1,569	1,554	1,783
Depreciation on right-of-use assets (refer note 18)	3,064	3,220	3,767

iii) Amounts recognised in statement of cash flows

	For the year ended March 31
	2022	2023	2024
Total cash outflows for leases (principal + interest)	3,340	3,969	4,888

iv) Extension option

Some property leases contain extension options exercisable by the Group for 3-5 years after the end of the non-cancellable contract period. Where practicable, the Group seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Group and not by the lessors. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.